Fair Value Measurements - Quantitative Information (Q3) (Details) $ in Thousands	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $	$ 390	$ 975	$ 585	$ 2,870	$ 2,410	$ 2,090	$ 27,460
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $	$ 140	$ 350	$ 210	$ 1,120	$ 910	$ 840	$ 10,710
Level 3 | Private Placement Warrants | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	11.5		11.5			11.5
Level 3 | Private Placement Warrants | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	0.87		0.72			1.01
Level 3 | Private Placement Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.93		0.875			0.823
Level 3 | Private Placement Warrants | Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, term	1 year 8 months 15 days		2 years 5 months 15 days			3 years 5 months 15 days
Level 3 | Private Placement Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0375		0.0413			0.0417